Consolidated Statement of Changes in Equity - CHF (SFr)	Total	Share Capital	Share Premium	Foreign Currency Translation Reserve	Accumulated Deficit
Balance at beginning of period at Dec. 31, 2015	SFr 44,741,912	SFr 13,721,556	SFr 112,662,910	SFr (63,821)	SFr (81,578,733)
Other comprehensive income/(loss):
Net loss	(30,662,251)				(30,662,251)
Other comprehensive loss	(413,825)			(19,723)	(394,102)
Total comprehensive loss attributable to owners of the Company	(31,076,076)			(19,723)	(31,056,353)
Issue of bonus shares	188,092	10,325	177,767
Share issuance costs	(1,862)		(1,862)
Share based payments	290,783				290,783
Balance at end of period at Dec. 31, 2016	14,142,849	13,731,881	112,838,815	(83,544)	(112,344,303)
Other comprehensive income/(loss):
Net loss	(24,409,474)				(24,409,474)
Other comprehensive loss	322,477			50,497	271,980
Total comprehensive loss attributable to owners of the Company	(24,086,997)			50,497	(24,137,494)
Issue of ordinary shares associated with Initial Public Offering (IPO) and follow-on offering	7,948,603	5,617,675	2,330,928
Transaction costs	(521,515)		(521,515)
Share based payments	354,851				354,851
Balance at end of period at Dec. 31, 2017	(2,162,209)	19,349,556	114,648,228	(33,047)	(136,126,946)
Other comprehensive income/(loss):
Net loss	(11,496,401)				(11,496,401)
Other comprehensive loss	1,266,228			(10,964)	1,277,192
Total comprehensive loss attributable to owners of the Company	(10,230,173)			(10,964)	(10,219,209)
Issue of ordinary shares associated with Initial Public Offering (IPO) and follow-on offering	17,258,862	5,707,988	11,550,874
Reorganization of group structure		(24,347,208)	24,347,208
Transaction costs	(1,259,587)		(1,259,587)
Share based payments	42,757				42,757
Balance at end of period at Dec. 31, 2018	SFr 3,649,650	SFr 710,336	SFr 149,286,723	SFr (44,011)	SFr (146,303,398)